Net Loss Per Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net loss	$ (1,764,894)	$ (1,244,801)
Denominator:
Weighted Average of Common Shares	51,660,735	36,278,475
Basic and Diluted Net Loss per Share	$ (0.03)	$ (0.03)